Application of New and Revised International Financial Reporting Standards ("IFRSs")	6 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Application of New and Revised International Financial Reporting Standards	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Several other amendments and interpretations apply for the first time in fiscal year 2021, but do not have an impact on these unaudited condensed consolidated financial statements.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 1, 2020:
•Amendments to References to the Conceptual Framework in IFRS Standards
•Amendments to IFRS 3: Definition of a Business
•Amendments to IAS 1 and IAS 8: Definition of Material
•Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
Effective for annual periods beginning on or after June 1, 2020:
•Amendments to IFRS 16: COVID 19-Related Rent Concessions
Effective for annual periods beginning on or after January 1, 2021:
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform
•Amendments to IFRS 4: Deferral of IFRS 9
Effective for annual periods beginning on or after January 1, 2022:
•Amendments to IFRS 1, IFRS 9 and IAS 41: Annual Improvements to IFRS Standards 2018-2020
•Amendments to IFRS 3: Reference to the Conceptual Framework
•Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use
•Amendments to IAS 37: Onerous Contracts - Cost of Fulfilling a Contract
Effective for annual periods beginning on or after January 1, 2023:
•IFRS 17 - Insurance Contracts, including amendments to IFRS 17
•Amendments to IAS 1: Classification of Liabilities as Current or Non-Current
•Amendments to IAS 1: Disclosure of accounting policies
•Amendments to IAS 8: Definition of accounting estimates